Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
	December 31, 2025	December 31, 2024

Short-term bank deposits	1,269,248	510,975
Short-term investment	588,259	416,693
	1,857,507	927,668